Note 18 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 8,102	$ 2,172
Minimum [Member] | Measurement Input, Discount Rate [Member]
Long-Term Debt, Measurement Input	4.5
Maximum [Member] | Measurement Input, Discount Rate [Member]
Long-Term Debt, Measurement Input	5
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.08
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.10
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	2
Derivative, Notional Amount	$ 182,500